PLUS KOREA DEFENSE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Common Stocks — 96.5%	Shares	Fair Value
South Korea — 96.5%
Consumer Discretionary — 13.5%
Hyundai Mobis Company Ltd.	523	$ 87,768
Hyundai Motor Company	501	66,097
Hyundai Wia Corporation	4,844	135,264
Kia Corp	1,113	70,908
SNT Dynamics Company Ltd.	8,506	165,713
		525,750
Financials — 4.0%
Hanwha Corporation	5,679	157,416

Industrials — 68.7%
Daewoo Shipbuilding & Marine Engineering Company(a)	7,310	371,271
Hanwha Aerospace Company Ltd.	1,982	804,777
Hanwha Systems Company Ltd.	8,102	169,195
HD Hyundai Heavy Industries Company Ltd.	552	111,691
Hyundai Rotem Company Ltd.(a)	6,221	332,546
Korea Aerospace Industries Ltd.	6,578	283,732
LIG Nex1 Company Ltd.	868	160,499
LS Marine Solution Company Ltd.	7,971	90,395
Neuromeka Company Ltd.(a)	4,707	91,219
Rainbow Robotics(a)	639	149,605
SK oceanplant Company Ltd.(a)	11,418	120,198
		2,685,128
Materials — 6.2%
Poongsan Corporation	3,666	137,578
Young Poong Corporation(a)	367	106,370
		243,948
Technology — 4.1%
Satrec Initiative Company Ltd.	4,572	160,640

Total South Korea		3,772,882

Total Common Stocks (Cost $3,853,271)		3,772,882

Total Investments — 96.5% (Cost $3,853,271)		3,772,882

Other Assets in Excess of Liabilities — 3.5%		137,525

Total Net Assets — 100.0%		$ 3,910,407

LTD	- Limited Company
(a)	Non-income producing security.